Earn-out Shares (Tables)	12 Months Ended
Dec. 31, 2023
Earn out Share [Abstract]
Schedule Of Estimated Fair Value Of The Earn Out Shares	The fair value per share of the
Earn-Out
Shares was less than $0.01 as of December 31, 2022. The fair value was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the earn-out
period using the most reliable information available. Assumptions used in the valuation were as follows:

December 31, 2022
Stock price	$10.69
Expected volatility	115.0%
Risk-free interest rate	4.8%
Forecast period (in years)	0.6
Cost of equity	20.0%